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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2008

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Anthony J. Park                     Jacksonville, Florida  May 12, 2008
--------------------------------------      [City, State]          [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         27
Form 13F Information Table Value Total:   $ 75,692
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                     FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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
                                                                 VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS     CUSIP    (X1000)     PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE SHARED NONE
NORTHGATE MINERALS CORP.                COMMON      666416-10-2  12,055    3,778,900    SH        DEFINED            x
ALLEGHENY ENERGY INC                    COMMON      017361-10-6   8,317      164,700    SH        DEFINED            x
SEASPAN CORP.                           COMMON      Y75638-10-9   5,271      185,000    SH        DEFINED            x
NYSE EURONEXT                           COMMON      629491-10-1   4,567       74,000    SH        DEFINED            x
CORNELL COMPANIES INC.                  COMMON      219141-10-8   4,290      191,000    SH        DEFINED            x
NTN BUZZTIME INC.                       COMMON      629410-30-9   3,987    6,644,611    SH        DEFINED            x
ROCKWELL COLLINS, INC.                  COMMON      774341-10-1   3,800       66,500    SH        DEFINED            x
ING GROEP N.V.                          COMMON      456837-10-3   3,748      100,300    SH        DEFINED            x
TESORO CORPORATION                      COMMON      881609-10-1   3,405      113,500    SH        DEFINED            x
BHP BILLITON LTD.                       COMMON      088606-10-8   3,293       50,000    SH        DEFINED            x
ALBEMARLE CORPORATION                   COMMON      012653-10-1   2,951       80,800    SH        DEFINED            x
GULFMARK OFFSHORE, INC.                 COMMON      402629-10-9   2,558       46,750    SH        DEFINED            x
MARINER ENERGY, INC.                    COMMON      56845T-30-5   2,485       92,000    SH        DEFINED            x
TELECOM CORP. OF NEW ZEALAND LTD.       COMMON      879278-20-8   2,474      166,400    SH        DEFINED            x
IMPERIAL OIL LIMITED                    COMMON      453038-40-8   2,357       45,100    SH        DEFINED            x
OWENS CORNING                           COMMON      690742-10-1   1,813      100,000    SH        DEFINED            x
DISNEY (WALT) CO.                       COMMON      254687-10-6   1,569       50,000    SH        DEFINED            x
NISSAN MOTOR LTD                        COMMON      654744-40-8   1,559       93,493    SH        DEFINED            x
RELIANT ENERGY, INC.                    COMMON      75952B-10-5   1,540       65,100    SH        DEFINED            x
SARA LEE CORP.                          COMMON      803111-10-3   1,398      100,000    SH        DEFINED            x
RTI INTERNATIONAL METALS INC.           COMMON      74973W-10-7   1,130       25,000    SH        DEFINED            x
AMR CORP                                COMMON      001765-10-6     794       88,000    SH        DEFINED            x
CONTINENTAL AIRLINES INC.               COMMON      210795-30-8     577       30,000    SH        DEFINED            x
UNIVERSAL CORP VA                       COMMON      913456-10-9      13          200    SH        DEFINED            x
AMERICAN RESTAURANT GROUP INC           COMMON      029309-80-4      10        1,000    SH        DEFINED            x
LANDAMERICA FINL GROUP, INC             COMMON      514936-10-3       1           37    SH        DEFINED            x
COMCAST CORP NEW                        COMMON      20030N-10-1       0            1    SH        DEFINED            x



                                                                 75,962   12,352,392
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